Notes payable by Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Notes Payable	$ 1,856,372	$ 4,170,183
Notes Payable [Member]
Debt Disclosure [Line Items]
2012	214,868
2013	98,800
2014	189,648
2015	36,096
2016	311,472
Later years	535,451
Debt With No Stated Maturity	936,000
Subtotal	2,322,335
Less: Discount	$ 465,963